Supplement to Symetra True Variable Annuity® Prospectus
Supplement dated January 4, 2018
to Prospectus dated May 1, 2016 as supplemented

Effective January 20, 2018, the Goldman Sachs VIT Strategic Income Fund - Institutional Shares will only be available if you have been continuously invested in it since January 19, 2018.